other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2019
other long-term liabilities
Schedule of other long-term liabilities

As at December 31 (millions)	Note	2019	2018
Contract liabilities	24	$70	$78
Other		7	7
Deferred revenues		77	85
Pension benefit liabilities	15(b)	580	446
Other post-employment benefit liabilities		53	45
Restricted share unit and deferred share unit liabilities		42	63
Derivative liabilities	4(h)	26	6
Investment in real estate joint ventures	21(b)	5	—
Other		10	71
		793	716
Deferred customer activation and connection fees	24	13	15
		$806	$731